As filed with the Securities and Exchange Commission on January 26, 2009
1933 Act File No.
1940 Act File No. 811-22269

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
FORM N-2

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. ☐
and/or
REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. ☐
(Check appropriate box or boxes)

EATON VANCE NATIONAL MUNICIPAL TRUST
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 482-8260

FREDERICK S. MARIUS The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement

     If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.

It is proposed that this filing will become effective (check appropriate box):

☒ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed	Proposed
		Maximum	Maximum	Amount of
Title of Securities	Amount Being	Offering	Aggregate	Registration
Being Registered	Registered	Price per Unit	Offering Price(1)	Fee

Common Shares of Beneficial Interest $0.01 par value	1,000	$15.00	$15,000	$0.59

(1)	Estimated solely for the purpose of calculating the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such dates as the commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and we are not soliciting offers to buy these securities, in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION – DATED [                     ]

PROSPECTUS

[Eaton Vance Logo]

[               ] Shares

Eaton Vance National Municipal Trust

Common Shares $15.00 Per Share

_______________

     Eaton Vance National Municipal Trust (the “Fund”) is a newly organized, diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income exempt from federal income tax. The Fund will, as a secondary investment objective, seek to achieve capital appreciation. The Fund will invest primarily in high grade municipal obligations. The Fund also may invest a portion of its assets in higher risk, higher yielding municipal obligations of lesser quality. The Fund’s net asset value and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers. An investment in the Fund may not be appropriate for all investors, particularly those that are not subject to federal income tax. There is no assurance that the Fund will achieve its investment objectives.

     The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance” or the “Adviser”). As of December 31, 2008, Eaton Vance and its affiliates managed approximately $124.9 billion of assets, including [ ] municipal bond funds with combined assets of about [ .]

     Because the Fund is newly organized, its common shares (“Shares”) have no history of public trading. The shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund has applied for the listing of Shares on the [New York Stock Exchange] under the symbol [“ ”.]

(continued on following page)

_______________

     Investing in Shares involves certain risks. See “Investment Objective, Policies and Risks” beginning at page 13.

     Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

_______________

	Price	Sales
	to	Load	Proceeds to Fund
Public
Per Share	$15.00	$0.675	$ 14.325
Total (1)	$ $		$

In addition to the sales load, the Fund will pay organizational and offering expenses of up to $[ ] per Share, estimated to total

(footnotes on following page)

[$ ], which will reduce the “Proceeds to Fund” (above). Eaton Vance or an affiliate has agreed to pay the amount by which the aggregate of all of the Fund’s organizational expenses and all offering costs (other than the sales load) exceeds $[ ] per Share.

     The underwriters are offering the Shares subject to various conditions and expect to deliver the Shares to purchasers on or about [________, 2009.]

_______________

The date of this prospectus is [                              , 2009]

2

(Continued from previous page)

(1)	The underwriters named in this Prospectus may purchase up to [ ] additional Shares at the public offering price, less sales load, solely to cover over-allotments, if any. If this option is exercised in full, the total public offering price, sales load, estimated offering expenses and proceeds to the Fund will be $[ ] , $[ ] , $[ ] and $[ ], respectively.

_______________

     This Prospectus sets forth concisely information you should know before investing in the Shares. Please read and retain this Prospectus for future reference. A Statement of Additional Information dated [January ,2009], has been filed with the SEC and can be obtained without charge by calling 1-800-225-6265 or by writing to the Fund. A table of contents to the Statement of Additional Information is located at page [36] of this Prospectus. This Prospectus incorporates by reference the entire Statement of Additional Information. The Statement of Additional Information is available along with other Fund-related materials: at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the reference room); from the EDGAR database on the SEC’s internet site (http://www.sec.gov); upon payment of copying fees by writing to the SEC’s public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov. The Fund’s address is 255 State Street, Boston, Massachusetts 02109 and its telephone number is 1-800-225-6265.

     The underwriters named in the Prospectus may purchase up to [                      ] additional Shares from the Fund under certain circumstances.

     The Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

3

     You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

TABLE OF CONTENTS

Page

Prospectus Summary
Fund Expenses
The Fund
Use of Proceeds
Investment Objective, Policies and Risks
Management of the Fund
Distributions and Taxes
Dividend Reinvestment Plan
Description of Capital Structure
Underwriting
Shareholder Servicing Agent, Custodian and Transfer Agent
Legal Opinions
Reports to Stockholders
Independent Auditors
Additional Information
Table of Contents for the Statement of Additional Information

     Until [                 , 2009] (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

4

PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and the Statement of Additional Information.

The Fund	Eaton Vance National Municipal Trust (the “Fund”) is a newly organized, diversified, closed-end management investment company. The Fund offers investors the opportunity to receive current income exempt from federal income tax through a professionally managed portfolio of municipal obligations. Investments are based on the municipal securities research, trading and portfolio management of Eaton Vance
Management (“Eaton Vance” or the “Adviser”), which generally are not available to individual investors. An investment in the Fund may not be appropriate for all investors, particularly those that are not subject to the federal income tax. There is no assurance that the Fund will achieve its investment objectives.

The Offering	The Fund is offering [ ] common shares of beneficial interest (the “Shares”), par value $0.01 per Share, through a group of underwriters (the “Underwriters”) led
by [         ], [              ], [                ], and [                ]. The Underwriters have
been granted an option by the Fund to purchase up to [ ] additional Shares solely to cover over-allotments, if any. The initial public offering price is $15.00 per
Share. The minimum purchase in this offering is 100 Shares ($1,500). See
“Underwriting.” Eaton Vance or an affiliate has agreed to pay the amount by which the aggregate of all of the Fund’s organizational expenses and offering costs (other than sales loads) exceeds $[_____] per Share.

Investment Objective and Policies	The Fund’s primary investment objective is to provide current income exempt from federal income tax. The Fund will, as a secondary investment objective, seek to achieve capital appreciation. Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. There is no assurance that the Fund will achieve its investment objectives.

During normal market conditions, the Fund will invest at least 80% of its gross assets in debt obligations issued by or on behalf of states, territories and possessions of the
United States, including the District of Columbia, and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“municipal obligations”). The Fund may invest up to 20% of its gross assets in municipal obligations that are subject to the alternative minimum tax.

The Fund will invest primarily in high grade municipal obligations. At least 80% of the Fund’s investments in municipal obligations normally will, at time of purchase, be rated within the four highest ratings categories (“investment grade”) by at least one nationally recognized statistical rating organization (“Rating Agency”), which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or
BBB or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings
(“Fitch”), or in unrated municipal obligations that the Adviser considers to be of investment grade quality. If a municipal obligation is rated differently by two or more Rating Agencies, or by the Adviser and one or more Rating Agencies, the Fund will use the higher of such ratings (the “Municipal Obligation Rating”). If a municipal obligation is insured, the Fund will use the higher of the Municipal
Obligation Rating or the insurance issuer’s rating. Under normal market conditions, the Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objectives.

The Fund may invest up to 20% of its gross assets in municipal obligations that are

5

not either rated investment grade by at least one Rating Agency or unrated but deemed by the Adviser to be of investment grade quality. The Fund has no current intention to invest more than 5% of its gross assets in municipal obligations that are rated below B- by S&P or Fitch, rated below B3 by Moody’s, or that are unrated by any Rating Agency but that the Adviser considers to be of comparable quality.
Investment in municipal obligations of below investment grade quality involves special risks as compared to investment in higher grade municipal obligations. These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading. Securities rated below investment grade are commonly known as "junk bonds." Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed.

The Fund may invest up to 5% of its gross assets in municipal obligations that are collateralized by the proceeds from class action or other litigation against the tobacco industry.

The Fund may invest to a significant extent in residual interest bonds, also known as inverse floating rate securities. Compared to fixed rate municipal bonds, the value of residual interest bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on such bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when residual interest bonds are held by the Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such bonds or the net asset value of Shares. The Fund is not limited with respect to its investment in residual interest bonds; however, the Fund initially will invest no more than 20% of its gross assets in residual interest bonds.

“Gross assets” for purposes of the Fund’s restrictions is defined as net assets plus the amount of any leverage, including leverage effected by investing in residual interest bonds.

The Fund may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices. The Fund also may enter into interest rate swaps and forward rate contracts to seek to hedge against changes in interest rates or for other risk management purposes.

Listing	The Fund has applied for the listing of its Shares on the [New York Stock Exchange]
under the symbol [“ ”.]

Leverage	Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. The Fund may borrow for temporary, emergency or other purposes as permitted by the Investment Company Act of 1940, as amended (the
“1940 Act”).

Investment Adviser and Administrator	Eaton Vance, a direct wholly-owned subsidiary of Eaton Vance Corp., is the Fund’s investment adviser and administrator. As of December 31, 2008, Eaton Vance and its affiliates managed approximately $124.9 billion of assets. The Adviser and certain of its subsidiaries manage [ ] national municipal funds, [ ] single state municipal funds, [ ] limited maturity municipal funds and [ ] money market municipal fund with combined assets of about [ ] as of December 31, 2008. [ ] of the funds are closed-
end. See “Management of the Fund.”

Dividend Reinvestment Plan	The Fund has established a Dividend Reinvestment Plan (the “Plan”). Under the

6

Plan, a holder of Shares (a “Shareholder”) may elect to have all distributions automatically reinvested in additional Shares either purchased in the open market, or newly issued by the Fund if the Shares are trading at or above their net asset value.
Shareholders may elect to participate in the Plan by completing the Dividend
Reinvestment Plan Application Form. Shareholders who do not participate in the
Plan will receive all distributions in cash paid by check mailed directly to them by [
], as dividend paying agent. Shareholders who intend to hold their Shares through a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan. See “Dividend Reinvestment Plan.”

Closed-End Structure	Closed-end funds differ from open-end management investment companies
(commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-
flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-
end fund’s investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the ability to make certain types of investments, including investments in illiquid securities. However, shares of closed-
end funds frequently trade at a discount from their net asset value. In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Shareholders, the Fund’s Board of
Trustees (the “Board”), in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount. The Board might consider open market repurchases or tender offers for Shares at net asset value. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Shares trading at a price equal to or close to net asset value per Share. The Board might also consider the conversion of the Fund to an open-end management investment company. The Board believes, however, that the closed-end structure is desirable, given the Fund’s investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end management investment company. Although the Fund has no current intention to issue preferred shares, investors should note that any possible future issuance of preferred shares to provide investment leverage could make a conversion to open-end form more difficult due to the voting rights of preferred shareholders, the costs of redeeming preferred shares and other factors. See "Description of capital structure." See
“Description of Capital Structure.”

Special Risk Considerations	No Operating History. The Fund is a closed-end management investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

Interest Rate and Market Risk. The prices of municipal obligations tend to fall as interest rates rise. Securities that have longer maturities or durations tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the municipal obligations owned by the Fund would cause a decline in the net asset value of the Fund, which could adversely affect the trading price of the Fund’s
Shares. This risk is usually greater among municipal obligations with longer maturities or durations. Although the Fund has no policy governing the maturities or durations of its investments, the Fund expects that initially it will invest in a portfolio of longer-term securities, generally with maturities of 10 years or greater. This means that the Fund will be subject to greater market risk (other things being equal)
than a fund investing solely in shorter-term securities. Market risk is generally

7

greater for debt securities that do not make regular interest payments, known as zero-
coupon bonds. As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments. Because the Fund may invest in these types of debt securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Income Risk. The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long-
term. If long-term interest rates drop, investors’ income from the Fund over time could drop as well if the Fund purchases securities with lower interest coupons.

Call and Other Reinvestment Risks. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund’s dividends and could affect the market price of Shares. Similar risks exist when the Fund invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Fund’s current earnings rate.

Credit Risk. Credit risk is the risk that one or more municipal bonds in the Fund’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status.

Liquidity Risk. At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by Eaton
Vance and its affiliates, holds a major portion or all of such securities. The secondary market for some municipal obligations is less liquid than that for widely traded taxable debt obligations or widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale. In certain situations, the Fund could find it more difficult to sell such securities at desirable times and/or prices. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the
Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s net asset value and ability to make distributions.

Municipal Bond Market Risk. Certain securities in which the Fund will invest will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about such portfolio securities will be limited, and the performance of the Fund may be more dependent on the analytical abilities of Eaton Vance than would be the case for an investment company that invests primarily in registered or exchange-listed securities.

Lower-Rated Securities. Municipal obligations rated below investment grade and comparable unrated securities involve a greater degree of credit and market risk than investment grade municipal obligations. Because the Fund may invest up to 20% of its gross assets in municipal obligations that are not either rated investment grade by at least one Rating Agency or unrated and deemed by the Adviser to be of investment grade quality, the Fund may be subject to a higher level of credit risk than other funds that invest exclusively in investment grade bonds. The credit quality

8

of below investment grade securities generally is considered speculative by the
Rating Agencies and/or the Adviser with respect to the issuer's ability to pay interest or principal. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues, or adverse economic conditions, such as a recession, than are the prices of higher grade securities.
Securities that have longer maturities also fluctuate more in price in response to negative economic or other news. Therefore, lower grade securities may experience high default rates, which may cause the Fund to lose a significant part of its investment in such securities, thereby adversely affecting the Fund's net asset value and ability to make distributions.

Concentration Risk. The Fund may invest 25% or more of its gross assets in municipal obligations of issuers located in the same state (or U.S. territory) or in the same economic sector, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state’s legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities;
obligations of hospitals as well as obligations of the education and transportation sectors. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector.

Residual Interest Bond Risk. The Fund may invest in residual interest bonds, also known as inverse floating rate securities. Typically, such securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor for the purpose of holding municipal bonds.
In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in residual interest bonds may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, residual interest bonds may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of conventional fixed rate securities.

Any economic effect of leverage through the Fund’s purchase of residual interest bonds will create an opportunity for increased Share net income and returns, but will also create the possibility that the Fund’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the
Fund.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Fund uses financial leverage because the fees will be calculated based on the Fund’s gross assets. Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings and other forms of financial leverage, which may create a conflict of interest between Eaton
Vance and the Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust. The market price of residual interest bonds is more volatile than the underlying securities due to leverage.
In circumstances where the Fund has a need for cash and the securities in a tender option bond trust are not actively trading, the Fund may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Fund portfolio holdings.

Market Price of Shares. The shares of closed-end management investment

9

companies often trade at a discount from their net asset value, and the Fund’s Shares may likewise trade at a discount from net asset value. The trading price of the Fund’s
Shares may be less than the public offering price. This risk may be greater for investors who sell their Shares in a relatively short period after completion of the public offering.

Financial Leverage Risk. Although the Fund has no current intention to do so, the
Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize such forms of investment leverage, there can be no assurance that its leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for common shareholders, including the likelihood of greater volatility of net asset value and market price of the common shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to common shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund's distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Shareholders and consequently would result in a reduction of the net asset value of Shares. In addition, the investment advisory fee paid to Eaton
Vance will be calculated on the basis of the Fund's average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so such fee will be higher when leverage is utilized. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, the Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

Diversification. The Fund has registered as a “diversified” investment company under the 1940 Act. For federal income tax purposes, the Fund, with respect to up to
25% of its gross assets, will be able to invest more than 5% of the value of its gross assets in the obligations of any single issuer. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

Counterparty Risk. Changes in the credit quality of the companies that serve as the
Fund’s counterparties with respect to its derivatives positions and liquidity providers for the Fund’s residual interests bonds or other investments supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-
prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced these entities’ capital and called into question their continued
ability to perform their obligations. By using derivatives or other instruments that expose the Funds to counterparties, the Fund assumes the risk that its counterparties could experience future financial hardship.

Hedging Risk. The Fund’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio

10

holdings or other factors. No assurance can be given that Eaton Vance’s judgment in this respect will be correct. In addition, no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging transactions have risks, including: the imperfect correlation between the value of such instruments and the underlying assets of the
Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset in the Fund's portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets. Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

Certain Tax Considerations. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. See “Distributions and
Taxes.”

Anti-Takeover Provisions. The Fund’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of the Board. See
“Description of Capital Structure — Anti-Takeover Provisions in the Declaration of
Trust.”

11

FUND EXPENSES

     The purpose of the table below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly. The following table shows Fund expenses as a percentage of net assets attributable to the Shares.

Shareholder Transaction Expenses

Sales Load Paid by You (as a percentage of offering price)	4.50%
Expenses Borne by the Fund	[ ]%(1)
Dividend Reinvestment Plan Fees	None(2)

Annual Expenses

Percentage of
Net Assets
Attributable to
the Shares(3)

Investment Advisory Fee	[ %]
Other Expenses	[ ]%
Total Annual Expenses	[ ]%
Fee and Expense Reimbursements (Years [ ])	[( )%](4)
Total Net Annual Expenses (Years [ ])	[ %](4)

(1)	Eaton Vance or an affiliate has agreed to pay the amount by which the aggregate of all of the Fund’s organizational expenses and offering costs (other than sales load) exceeds $[ ] per Share.

(2)	You will be charged a $[ ] service charge and pay brokerage charges if you direct the plan agent to sell your Shares held in a dividend reinvestment account.

(3)	Stated as percentages of net assets attributable to Shares assuming no borrowings, the Fund’s expenses would be estimated to be as follows:

Percentage of
Net Assets
Attributable to
the Shares

Annual Expenses
Investment Advisory Fee	[ ]%
Other Expenses	[ ]%
Total Annual Expenses	[ ]%
Fee and Expense Reimbursements (Years [ ])	[( )]%
Total Net Annual Expenses (Years [ ])	[ ]%

     The expenses shown in the table are based on estimated amounts for the Fund’s first year of operations and assume that the Fund issues approximately [ ] Shares. See “Management of the Fund” and “Dividend Reinvestment Plan.”

(1)	The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate, that fees and expenses increase as described in note 2 below and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.

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THE FUND

     The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust on January [__], 2009 pursuant to a Declaration of Trust (defined below) governed by the laws of the Commonwealth of Massachusetts and has no operating history. The Fund’s principal office is located at 255 State Street, Boston, Massachusetts 02109 and its telephone number is 1-800-225-6265.

     This Prospectus relates to the initial public offering of the Fund’s common shares of beneficial interest (“the Shares”), par value $0.01 per Share). See “Underwriting.”

USE OF PROCEEDS

     The net proceeds of this offering of Shares will be approximately $[ ] (or $[ ] assuming exercise of the Underwriters’ over-allotment option in full), which, after payment of the estimated offering expenses, will be invested in accordance with the Fund’s investment objective and policies as soon as practicable, but, in no event, under normal market conditions, later than three months after the receipt thereof. Pending such investment, the proceeds may be invested in high-quality, short-term municipal debt securities, cash and/or cash equivalents. Eaton Vance or an affiliate has agreed to pay the amount by which the aggregate of all of the Fund’s organizational expenses and offering costs (other than sales loads) exceeds $[ ] per Share.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective

     The Fund’s primary investment objective is to provide current income exempt from federal income tax. The Fund will, as a secondary investment objective, seek to achieve capital appreciation. The Fund will seek to earn income by investing primarily in high grade municipal obligations (as defined below). The Fund also may invest a portion of its gross assets in higher risk, higher yielding municipal obligations of lesser quality. Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. Investments are based on Eaton Vance’s municipal securities research, trading and portfolio management, which generally are not available to individual investors.

     Eaton Vance seeks to find municipal obligations exhibiting relative value as compared to other opportunities in the municipal marketplace. Eaton Vance’s team of research analysts, traders and portfolio managers are devoted exclusively to analyzing municipal securities. The team’s goal is to find municipal bonds that are attractively priced in relation to other available opportunities due to differing dynamics in individual sectors of the municipal bond market, municipal bond supply, and the structure of individual bonds, especially in regard to maturities, coupons, and call dates. Eaton Vance views research capability as being key to identifying trends that impact the yield-spread relationship among bonds.

Primary Investment Policies

     General Composition of the Fund. During normal market conditions, the Fund will invest at least 80% of its gross assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“municipal obligations”). The Fund may invest up to 20% of its gross assets in municipal obligations that are subject to the alternative minimum tax. The Fund will invest primarily in high grade municipal obligations. At least 80% of the Fund’s investments in municipal obligations will, at time of purchase, be rated within the four highest rating categories (“investment grade”) by at least one of the nationally recognized statistical rating organizations (“Rating Agencies”), which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”), or in unrated municipal obligations that the Adviser considers to be of investment grade quality. If a municipal obligation is rated differently by two or more Rating Agencies, or by the Adviser and one or more Rating Agencies, the Fund will use the higher of such ratings (the “Municipal Obligation Rating”). If a municipal obligation is insured, the Fund will use the higher of the Municipal Obligation Rating or the insurance issuer’s rating. Under normal market conditions, the Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objective.

     The Fund may invest up to 20% of its gross assets in municipal obligations that are not either rated investment grade by at least one Rating Agency or unrated but deemed by the Adviser to be of investment grade quality. The Fund has no current intention to

13

invest more than 5% of its gross assets in municipal obligations that are rated below B- by S&P or Fitch, rated below B3 by Moody’s or that are unrated by any Rating Agency but that the Adviser considers to be of comparable quality. Investment in municipal obligations of below investment grade quality involves special risks as compared to investment in higher grade municipal obligations. These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading. Securities rated below investment grade are commonly known as "junk bonds." Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed. See "— Additional Risk Considerations." For a description of municipal obligation ratings, see Appendix A to the Statement of Additional Information.

     The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

     The Fund has adopted certain fundamental investment restrictions set forth in the Statement of Additional Information which may not be changed without a Shareholder vote. Except for such restrictions and the 80% requirement pertaining to investment in municipal obligations set forth above, the investment objective and policies of the Fund may be changed by the Board without Shareholder action.

     The Fund may invest up to 5% of its gross assets in municipal obligations that are collateralized by the proceeds from class action or other litigation against the tobacco industry.

     Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer’s counsel (or on the basis of other reliable authority), exempt from federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds that are subject to annual appropriations by a state’s legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

     Residual Interest Bonds. Residual interest bonds, also known as inverse floating rate securities or inverse floaters, are securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Generally, residual interest bonds represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding municipal bonds. The special purpose trust typically sells two classes of beneficial interests or securities: short-term floating rate municipal securities (sometimes referred to as short-term floaters or tender option bonds), which are sold to third party investors, and residual interest bonds, which the Fund would purchase. The short-term floating rate securities have first priority on the cash flow from the municipal bonds held by the special purpose trust. Typically, a third party, such as a bank, broker-dealer or other financial institution, grants the floating rate security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees. The holder of the short-term floater effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered short-term floaters in the event of certain defaults or a significant downgrade in the credit rating assigned to the bond issuer. For its residual interest bond investment, the Fund receives the residual cash flow from the special purpose trust. Because the holder of the short-term floater is generally assured liquidity at the face value of the security, the Fund as the holder of the residual interest bond assumes the interest rate cash flow risk and the market value risk associated with the municipal security deposited into the special purpose trust. The volatility of the interest cash flow and the residual market value will vary with the degree to which the trust is leveraged. This is expressed in the ratio of the face value of the short-term floaters in relation to the residual interest bonds that are issued by the special purpose trust. All voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the special purpose trust are passed through to the Fund, as the holder of the residual interest bonds. Under Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”, the Fund accounts for the transaction described above as a secured borrowing by including the fixed rate bond held by the special purpose trust in its portfolio of investments and the floating rate notes as a liability. The Fund is not limited with respect to its investment in residual interest bonds; however, the Fund will initially invest no more than 20% of its gross assets in residual interest bonds.

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     Because increases in either the interest rate on the securities or the value of indexes (with which residual interest bonds maintain their inverse relationship) reduce the residual interest paid on residual interest bonds, residual interest bonds’ value is generally more volatile than that of fixed rate bonds. Residual interest bonds have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising short term interest rate environment, but tend to outperform the market of fixed rate bonds when short term interest rates decline or remain relatively stable. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity.

     The Fund may also invest in tender option bonds, as described above, issued by special purpose trusts. Tender option bonds may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond, deposited in the trust, the Fund as the holder of the tender option bond relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the tender option bond. The trusts that are organized to issue both short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the tender option bond.

     Some of the obligations in which the Fund invests may include so-called “zero-coupon” bonds, whose values generally are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to take into account imputed income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Because the Fund is required to distribute substantially all of its income for each taxable year, investments in zero-coupon bonds may require the Fund to sell investments to obtain cash needed to make income distributions.

     “Gross assets” for purposes of the Fund’s restrictions is defined as net assets plus the amount of any leverage, including leverage effected through investments in residual interest bonds.

Additional Investment Practices

     When-Issued Securities. The Fund may purchase securities on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery, and upon delivery the securities may be worth more or less than what the Fund agreed to pay for them. The Fund may be required to maintain a segregated account of liquid assets equal to outstanding purchase commitments. The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

     Futures Transactions. The Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes. Futures contracts may be based on various debt securities and securities indices. Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Fund’s initial investment in these contracts. The Fund only will purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. There can be no assurance that Eaton Vance’s use of futures will be advantageous to the Fund. Distributions by the Fund of any gains realized on the Fund’s transactions in futures and options on futures will be taxable.

     Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

     If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its

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entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

     Investment Company Securities. The Fund may purchase common shares of closed-end investment companies that have a similar investment objective and policies to the Fund. In addition to providing tax-exempt income, such securities may provide capital appreciation. Such investments, which may also be leveraged and subject to the same risks as the Fund, will not exceed 10% of gross assets, and no such company will be affiliated with Eaton Vance. These companies bear fees and expenses that the Fund will incur indirectly.

     Municipal Leases. The Fund may invest in municipal leases and participations therein. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by the state or local government to acquire equipment and facilities.

Additional Risk Considerations

     No Operating History. The Fund is a closed-end management investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

     Interest Rate and Market Risk. The prices of municipal obligations tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the municipal obligations owned by the Fund would cause a decline in the net asset value of the Fund, which could adversely affect the trading price of the Fund’s Shares. This risk is usually greater among municipal obligations with longer maturities or durations. Although the Fund has no policy governing the maturities or durations of its investments, the Fund expects that initially it will invest in a portfolio of longer-term securities, generally with maturities of 10 years or greater. This means that the Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

     The Fund may invest to a significant extent in residual interest municipal bonds known as inverse floaters. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such bonds are held by the Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such bonds or the net asset value of Fund shares.

     Income Risk. The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term. If long-term interest rates drop, investors’ income from the Fund over time could drop as well if the Fund purchases securities with lower interest coupons.

     Call and Other Reinvestment Risks. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund’s dividends and possibly could affect the market price of Shares. Similar risks exist when the Fund invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Fund’s current earnings rate.

     Credit Risk. Credit risk is the risk that one or more municipal bonds in the Fund’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund’s net asset value or dividends. Securities rated in the fourth highest category are considered investment grade, but they also may have some speculative characteristics.

     Changes in the credit quality of the issuers of municipal obligations held by the Fund will affect the principal value of (and possibly the income earned on) such obligations. In addition, the value of such securities is affected by changes in general economic conditions and business conditions affecting the relevant economic sectors. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund’s investments. The

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amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

     The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

     Concentration. The Fund may invest 25% or more of its gross assets in municipal obligations of issuers located in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state’s legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals as well as obligations of the education and transportation sectors. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to Medicaid reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of Fund Shares.

     Liquidity Risk. At times, a portion of the Fund’s assets may be invested in securities which the Fund, by itself or together with other accounts managed by Eaton Vance and its affiliates, holds a major portion of all of such securities. The secondary market for some municipal obligations may be less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain municipal obligations in which the Fund may invest. The Fund has no limitation on the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale. In certain situations, the Fund could find it more difficult to sell such securities at desirable times and/or prices. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s net asset value and ability to make distributions.

     Municipal Bond Market Risk. Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal obligations in the Fund’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Eaton Vance than if the Fund were a stock fund or taxable bond fund.

     The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest to which it is entitled. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

     Lower-Rated Securities. Municipal obligations rated below investment grade or unrated securities that the Adviser considers to be of comparable quality ("lower quality securities") involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations ("higher quality securities"). Lower quality securities are subject to a greater risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. The prices of lower quality securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of higher quality securities, which react primarily to movements in the general level of interest rates. The investments in the Fund's portfolio will have speculative characteristics.

     As indicated above, the Fund may invest up to 20% of its gross assets in municipal obligations that are rated below investment grade by at least one Rating Agency or unrated municipal obligations that the Adviser considers to be of comparable quality. Such obligations are commonly called "junk bonds" and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties

17

or major risk exposures to adverse conditions. Eaton Vance seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable). When the Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund's goals is more dependent on the Eaton Vance's ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, Eaton Vance will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. Eaton Vance will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

     Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal securities to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof.

     To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Fund’s Board. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

     Municipal obligations held by the Fund that are of below investment grade quality but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by Eaton Vance to be of investment grade quality for purposes of the Fund's investment policies. The Fund may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by Eaton Vance. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment.

Residual Interest Bond Risk

     The Fund may invest in residual interest bonds. Typically, residual interest bonds represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding municipal bonds. In general, income on residual interest bonds will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floating rate securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal.

     Residual interest bonds may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities. Any economic effect of leverage through the Fund’s purchase of residual interest bonds will create an opportunity for increased common shareholder net income and returns, but will also create the possibility that long-term returns to common shareholders will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the Fund. Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust. The market price of residual interest bonds is more volatile than the underlying securities due to leverage. In circumstances where the Fund has a need for cash and the securities in a tender option bond trust are not actively trading, the Fund may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Fund portfolio holdings. There is no assurance that the Fund’s strategy of investing in residual interest bonds will be successful.

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     The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Fund uses financial leverage because the fees will be calculated based on the Fund’s gross assets. Gross assets is defined as net assets plus the amount of any leverage, including leverage effected by investing in residual interest bonds.

     Market Price of Shares. The Fund is a closed-end management investment company with no history of operations and is designed primarily for long-term investors and not as a trading vehicle. The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Shares may likewise trade at a discount from net asset value. The trading price of the Fund’s Shares may be less than the initial public offering price, creating a risk of loss for investors purchasing in the initial public offering of the Shares. This market price risk may be greater for investors who sell their Shares within a relatively short period after completion of this offering.

     Financial Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that its leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for common shareholders, including the likelihood of greater volatility of net asset value and market price of the common shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to common shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund's distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Shareholders and consequently would result in a reduction of the net asset value of Shares. In addition, the investment advisory fee paid to Eaton Vance will be calculated on the basis of the Fund's average daily gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so such fee will be higher when leverage is utilized. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, the Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

     Hedging Risk. The Fund’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that Eaton Vance’s judgment in this respect will be correct. In addition, no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging transactions have risks, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset in the Fund's portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets. Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell..

     The purchase or sale of futures or swap contracts may result in losses in excess of the amount invested in the futures or swap contract. While the Fund may enter into futures and swap contracts and options on futures contracts for hedging purposes, the use of futures and swap contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. There may be an imperfect correlation between the Fund's portfolio holdings and futures or swap contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, swaps, options on futures and their related securities, including technical influences in futures, swaps and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Furthermore, the Fund's use of futures and swap contracts and options on futures contracts to reduce risk involves costs and will be subject to Eaton Vance's ability to correctly predict changes in interest rate relationships or other factors.

     There are several risks associated with hedging transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and

19

judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     Inflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline.

     Diversification. The Fund has registered as a “diversified” investment company under the 1940 Act so that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 25% of its gross assets, it will be able to invest more than 5% of the value of its gross assets in the obligations of any single issuer. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to any single corporate, economic, political or regulatory occurrence.

MANAGEMENT OF THE FUND

Board of Trustees

     The management of the Fund, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of the Fund’s Board under the laws of The Commonwealth of Massachusetts and the 1940 Act.

The Adviser

     Eaton Vance acts as the Fund’s investment adviser under an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser’s principal office is located at 255 State Street, Boston, Massachusetts 02109. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. Eaton Vance (or its affiliates) serves as the investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $[ ] billion as of December 31, 2008. Eaton Vance is a direct wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.

     Eaton Vance employs [ ] personnel in its municipal bond department, including [ ] portfolio managers, [ ] traders and [ ] credit analysts. Eaton Vance was one of the first advisory firms to manage a registered municipal bond investment company, and has done so continuously since 1978. Eaton Vance and certain of its subsidiaries currently manage [ ] national municipal investment companies, [ ] single state municipal investment companies, [ ] limited maturity municipal investment companies and [ ] money market municipal investment company, with assets of about [ ]. [ ] of those funds are closed-end.

     Under the general supervision of the Fund’s Board, the Adviser will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Advisory Agreement a fee in the amount of [ ]% of the average weekly gross assets of the Fund. Gross assets of the Fund shall be calculated by deducting accrued liabilities of the Fund other than leverage in any form for investment purposes.

     [ ] is the portfolio manager of the Fund and is responsible for day-to-day management of the Fund’s investments. [ ] also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance.

     The Fund and the Adviser have adopted a Code of Ethics relating to personal securities transactions. The Code permits Adviser personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Code.

     Eaton Vance serves as administrator of the Fund but currently receives no compensation for providing administrative services to the Fund. Under an Administration Agreement with the Fund (“Administration Agreement”), Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund’s Board. Eaton Vance will furnish to the Fund all office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance’s administrative services include

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recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund’s custodian and transfer agent, providing assistance in connection with the Trustees’ and shareholders’ meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct the Fund’s business.

DISTRIBUTIONS AND TAXES

     The Fund intends to make monthly distributions of net investment income. The Fund will distribute annually any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). Distributions to Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. Initial distributions to Shareholders are expected to be declared approximately 45 days and are expected to be paid approximately 60 days after the completion of this offering. See “Description of Capital Structure.”

     Federal Income Tax Matters. The following discussion of federal income tax matters is based on the advice of [ ], counsel to the Fund.

     [The Fund intends to invest a sufficient portion of its assets in tax-exempt municipal securities so that it will be permitted to pay “exempt-interest dividends” (as defined under applicable federal income tax law). Each distribution of exempt-interest dividends, whether paid in cash or reinvested in additional Shares, ordinarily will constitute income exempt from regular federal income tax. Furthermore, exempt-interest dividends are included in determining what portion, if any, of a person’s social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund’s net capital gain (“capital gain dividends”), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the Shareholder’s taxable year.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

     Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder’s adjusted tax basis in the Shares and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less and (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) (0% for individuals in the 10% or 15% tax bracket). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, if the Shareholder is a participant in the Plan (as defined below)). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

     Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its gross assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

     An investor should be aware that if Shares are purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend and the investor then would receive a taxable distribution likely to reduce the trading value of such Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Shareholders, including those who have not provided their correct

21

taxpayer identification number and other required certifications, may be subject to “backup” federal income tax withholding at the rate of 30%.

     The foregoing briefly summarizes some of the important federal income tax consequences to Shareholders of investing in Shares, reflects the federal tax law as of the date of this Prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.]

DIVIDEND REINVESTMENT PLAN

     Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), a Shareholder may elect to have all distributions of dividends (including all capital gain dividends) automatically reinvested in Shares. Shareholders may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to them by [ ], as dividend paying agent.

     [ ] (the “Plan Agent”) serves as agent for the Shareholders in administering the Plan. Shareholders who elect not to participate in the Plan will receive all distributions of dividends in cash paid by check mailed directly to the Shareholder of record (or if the Shares are held in Street or other nominee name, then to the nominee) by [ ], as disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date.

     Shares will be acquired by the Plan Agent or an independent broker-dealer for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional previously authorized but unissued Shares from the Fund (“newly issued Shares”) or (ii) by purchase of outstanding Shares on the open market (“open-market purchases”) on the [New York Stock Exchange] or elsewhere. If on the payment date for the dividend, the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued Shares on behalf of the participants. The number of newly issued Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per Share on the date the Shares are issued, provided that the maximum discount from the then current market price per Share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per Share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in Shares acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the dividend payment date, the Plan Agent will have up to 30 days after the dividend payment date to invest the dividend amount in Shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a Share exceeds the net asset value per Share, the average per Share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s Shares, resulting in the acquisition of fewer Shares than if the dividend had been paid in newly issued Shares on the dividend payment date. Therefore, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued Shares.

     The Plan Agent maintains all Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Shareholder proxy will include those Shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Shares held pursuant to the Plan in accordance with the instructions of the participants.

     In the case of Shareholders such as banks, brokers or nominees that hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder’s name and held for the account of beneficial owners who participate in the Plan.

     There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of dividends payable either in Shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends.

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     Shareholders participating in the Plan may receive benefits not available to Shareholders not participating in the Plan. If the market price (plus commissions) of the Fund’s Shares is above their net asset value, participants in the Plan will receive Shares of the Fund at less than they could otherwise purchase them and will have Shares with a cash value greater than the value of any cash distribution they would have received on their Shares. If the market price plus commissions is below the net asset value, participants will receive distributions in Shares with a net asset value greater than the per Share value of any cash distribution they would have received on their Shares. However, there may be insufficient Shares available in the market to make distributions in Shares at prices below the net asset value. Also, since the Fund does not redeem its Shares, the price on resale may be more or less than the net asset value.

     Experience under the Plan may indicate that changes are desirable. Accordingly, upon thirty (30) days notice to Plan participants, the Fund reserves the right to amend or terminate the Plan. Shareholders will be charged a $[ ] service charge and pay brokerage charges if such Shareholder directs the Plan Agent to sell Shares held in a dividend reinvestment account.

     All correspondence concerning the Plan should be directed to the Plan Agent at [ ]. Please call [ ] between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time if you have questions regarding the Plan.

DESCRIPTION OF CAPITAL STRUCTURE

     The Fund is an unincorporated business trust established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated January [__], 2009 and filed with the Secretary of the Commonwealth on such date (the “Declaration of Trust”). The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund intends to hold annual meetings of Shareholders in compliance with the requirements of the American Stock Exchange.

     Shares. The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Shares of beneficial interest, $0.01 par value per Share. Each Share represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of Shares will be entitled to the payment of dividends when, as and if declared by the Board. The 1940 Act or the terms of any borrowings may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Shares. The Declaration of Trust provides that Shareholders are not liable for any liabilities of the Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

     While there are any borrowings outstanding, the Fund may not be permitted to declare any cash dividend or other distribution on its Shares, unless at the time of such declaration, (i) all accrued interest on borrowings have been paid and (ii) the value of the Fund’s gross assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness. See “Investment Objective, Policies and Risks” and “Distributions and Taxes.”

     The Fund has no present intention of offering additional Shares, except as described herein. Other offerings of its Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Shareholders or with the consent of a majority of the Fund’s outstanding Shares. The Shares have no preemptive rights.

     The Fund generally will not issue Share certificates. However, upon written request to the Fund’s transfer agent, a share certificate will be issued for any or all of the full Shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time.

     Repurchase of Shares and Other Discount Measures. Because shares of closed-end management investment companies frequently trade at a discount to their net asset values, the Board has determined that from time to time it may be in the interest of Shareholders for the Fund to take corrective actions. The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Shares and will consider such factors as the market price of the Shares, the net

23

asset value of the Shares, the liquidity of the assets of the Fund, effect on the Fund’s expenses, whether such transactions would impair the Fund’s status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Fund’s ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Fund’s Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

     Effects of Possible Future Leverage. As discussed above, the Fund has no current intention to issue preferred shares or to borrow money for the purpose of obtaining investment leverage. In the event that the Fund determines in the future to utilize such forms of leverage, there can be no assurance that such strategy would be successful during any period in which it is employed. Leverage creates risks for Shareholders, including the likelihood of greater volatility of net asset value and market price of the Shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to Shareholders. To the extent the amounts available for distribution derived from securities purchased with proceeds received from leverage exceed the cost of leverage, the Fund's distributions would be greater than if leverage had not been used. Conversely, if the amounts available for distribution derived from securities purchased with such proceeds are not sufficient to cover the cost of leverage, distributions to Shareholders would be less than if leverage had not been used. In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Shareholders and consequently would result in a reduction of the net asset value of Shares.

     In addition, the fee paid to Eaton Vance will be calculated on the basis of the Fund's average daily gross assets, including any forms of leverage for investment purposes, so the fees would be higher if leverage is utilized. In this regard, holders of preferred shares would not bear the investment advisory fee. Rather, Shareholders would bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

     Anti-Takeover Provisions in the Declaration of Trust. The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board, and could have the effect of depriving Shareholders of an opportunity to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board is divided into three classes, with the term of one class expiring at each annual meeting of Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least 2/3 of the class of shares of the Fund that elected such Trustee and is entitled to vote on the matter.

     In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of common stock of the Fund then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of such shares and their associates, unless the Board shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of shares (a “Principal Shareholder”) refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

     The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of Shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

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     Conversion to Open-End Fund. The Fund may be converted to an open-end management investment company at any time if approved by the lesser of (i) 2/3 or more of the Fund’s then outstanding Shares, or (ii) more than 50% of the then outstanding Shares, voting separately as a class if such conversion is recommended by at least 75% of the Trustees then in office. If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders’ meeting at which such conversion was approved and would also require at least 30 days’ prior notice to all shareholders. The composition of the Fund’s portfolio likely would prohibit the Fund from complying with regulations of the SEC applicable to open-end management investment companies. Accordingly, conversion likely would require significant changes in the Fund’s investment policies and liquidation of a substantial portion of its relatively illiquid portfolio. In the event of conversion, the Shares would cease to be listed on the American Stock Exchange or other national securities exchange or market system. The Board believes, however, that the closed-end structure is desirable, given the Fund’s investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Fund to an open-end management investment company. Shareholders of an open-end management investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Shares would be sold at net asset value plus a sales load.

UNDERWRITING

     The underwriters named below (the "Underwriters"), acting through [ ], as lead manager, and [ ] and [ ] as their representatives (together with [ ], the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and Eaton Vance (the "Underwriting Agreement"), to purchase from the Fund the number of Shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such Shares (other than those covered by the over-allotment option described below) if any are purchased.

Underwriters	Number of Shares
[ ]

Total

     The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional [ ] Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering Underwriting over-allotments incurred in the sale of the Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Shares proportionate to such Underwriter's initial commitment.

     The Fund has agreed to pay a commission to the Underwriters in the amount of $0.675 per Share (4.50% of the public offering price per Share). The Representatives have advised the Fund that the Underwriters may pay up to [$ ] per Share from such commission to selected dealers who sell the Shares and that such dealers may reallow a concession of up to $0.10 per Share to certain other dealers who sell Shares. Eaton Vance or an affiliate has agreed to pay the amount by which the aggregate of all of the Fund’s organization expenses and offering costs (other than the sales load) exceeds $[ ] per Share. Investors must pay for any Shares purchased on or before [ ], 2009.

     Prior to this offering, there has been no public market for the Shares or any other securities of the Fund. Consequently, the offering price for the Shares was determined by negotiation among the Fund and the Representatives. There can be no assurance, however, that the price at which Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Shares will develop and continue after this offering. The minimum investment requirement is 100 Shares ($1,500).

     The Fund and Eaton Vance have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

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     The Fund has agreed not to offer, sell or register with the SEC any additional equity securities of the Fund, other than issuances of Shares, including pursuant to the Fund’s Dividend Reinvestment Plan, as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

     [The Fund has applied for the listing of its Shares on the New York Stock Exchange under the symbol [“ ”.] In order to meet the requirements for listing the Shares on the [New York Stock Exchange], the Underwriters have undertaken to sell lots of 100 or more Shares to a minimum of [400] beneficial holders.]

     The Representatives have informed the Fund that the Underwriters do not intend to confirm sale to any accounts over which they exercise discretionary authority.

     In connection with this offering, the Underwriters may purchase and sell Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Shares sold in this offering for their account, may be reclaimed by the syndicate if such Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the American Stock Exchange or otherwise.

     The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with the offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

     [Under the terms of and subject to the conditions of the Underwriting Agreement, the Underwriters are committed to purchase and pay for all Shares offered hereby if any are purchased. The Underwriting Agreement provides that it may be terminated at or prior to the closing date for the purchase of the Shares if, in the judgment of the Representatives, payment for the delivery of the Shares is rendered impracticable or inadvisable because (1) trading in the equity securities of the Fund is suspended by the SEC, by an exchange that lists the Shares, or by the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ"), (2) trading in securities generally on the American Stock Exchange or NASDAQ shall have been suspended or limited or minimum or maximum prices shall have been generally established on such exchange or over-the-counter market, (3) additional material governmental restrictions, not in force on the date of the Underwriting Agreement, have been imposed upon trading in securities generally or trading in securities generally has been suspended on any U.S. securities exchange, (4) a general banking moratorium has been established by federal or New York authorities, or (5) any material adverse change in the financial or securities markets in the United States or in political, financial or economic conditions in the United States or any outbreak or material escalation of hostilities or other calamity or crisis occurs, the effect of which is such as to make it impracticable to market any or all of the Shares. The Underwriting Agreement also may be terminated if any of the conditions specified in the Underwriting Agreement have not been fulfilled when and as required by such agreement.]

     As described below under "Shareholder Servicing Agent, Custodian and Transfer Agent," [ ] will provide shareholder services to the Fund pursuant to a Shareholder Servicing Agreement with Eaton Vance. Eaton Vance will pay a monthly fee for such services on an annual basis equal to [ ]% of the average weekly gross assets of the Fund.

SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT

     Pursuant to a Shareholder Servicing Agreement between [ ] (the "Shareholder Servicing Agent") and Eaton Vance, the Shareholder Servicing Agent will (i) undertake to make public information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate); (ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) at the request of Eaton

26

Vance, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares, (2) the respective market performance of the Fund and such other companies and (3) other relevant performance indicators; and (iv) at the request of Eaton Vance, provide information to and consult with the Board of Trustees with respect to applicable modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, liquidation or merger; provided, however, that under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is not obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. For these services, Eaton Vance will pay the Shareholder Servicing Agent a fee equal on an annual basis to 0.10% of the Fund’s average weekly gross assets, payable in arrears at the end of each calendar month. Under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is relieved from liability to Eaton Vance for any act or omission in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct by the Shareholder Servicing Agent. The Shareholder Servicing Agreement will continue for an initial term of two years and thereafter for successive one-year periods unless terminated by either party upon 60 days written notice.

     State Street Bank and Trust Company,[200 Clarendon Street, Boston, MA 02116] is the custodian of the Fund and will maintain custody of the securities and cash of the Fund. State Street maintains the Fund’s general ledger and computes net asset value per share at least weekly. State Street also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Fund’s investments, and receives and disburses all funds. State Street also assists in preparation of shareholder reports and the electronic filing of such reports with the SEC.

     [                   ] is the transfer agent and dividend disbursing agent of the Fund.

LEGAL OPINIONS

     Certain legal matters in connection with the Shares will be passed upon for the Fund by [ ], Boston, Massachusetts, and for the Underwriters by [ ] and its affiliated entities.

REPORTS TO STOCKHOLDERS

     The Fund will send to Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

INDEPENDENT AUDITORS

     [                  ], Boston, Massachusetts, are the independent accountants for the Fund and will audit the Fund’s financial statements.

ADDITIONAL INFORMATION

     The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling 1-800-225-6265.

     Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

27

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Page

Additional Investment Information and Restrictions
Trustees and Officers
Investment Advisory and Other Services
Determination of Net Asset Value
Portfolio Trading
Taxes
Other Information
Independent Auditors
Independent Auditors’ Report
Financial Statements
Appendix A: Ratings of Municipal Bonds
Appendix B: Tax Equivalent Yield Table
Appendix C: U.S. Territory Information
Appendix D: Description of Insurers
Appendix E: Performance Related and Comparative Information

28

[ ] Shares Eaton Vance National Municipal Trust Common Shares [Eaton Vance Logo] _______________ PROSPECTUS [ ], 2009 _______________ [ ]

29

SUBJECT TO COMPLETION January __, 2009

STATEMENT OF ADDITIONAL INFORMATION , 2009

Eaton Vance National Municipal Trust 255 State Street Boston, Massachusetts 02109 (800) 225-6265

TABLE OF CONTENTS

Page
Additional investment information and restrictions
Trustees and officers
Investment advisory and other services
Determination of net asset value
Portfolio trading
Plan of distribution
Taxes
Other information
Financial statements
Appendix A: Ratings	A-
Appendix B: Proxy voting policy and procedures	B-

     THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE NATIONAL MUNICIPAL TRUST (THE “FUND”) DATED , 2009, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-225-6265.

     THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Fund’s Prospectus.

Additional investment information and restrictions

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that maybe engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount. Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

State and Sector Concentration. The Fund may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations in certain sectors. Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve. A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy. Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Insured Obligations. The Fund may purchase municipal obligations insured as to their scheduled payment of principal and interest or municipal obligations that are additionally secured by bank credit agreements or escrow accounts.

The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Fund’s current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody’s or AAA by S&P or Fitch. See Appendix E for a description of the claims-paying ability ratings of S&P and Moody’s. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody’s, S&P or Fitch, the value of such securities may be affected.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. The Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. See “Portfolio of Investments” in the “Financial Statements” incorporated by reference into this SAI with respect to any defaulted obligations held by the Fund.

When the Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund’s commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund’s net asset value than if it solely set aside cash to pay for when-issued securities.

Credit Derivatives. The Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline.

Liquidity and Protective Put Options. The Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. The Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Fund or that selling institutions will be willing to permit the Fund to exercise a put to hedge against rising interest rates. The Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options. The Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. The Fund may enter into such arrangements on up to 5% of the value of such Fund’s assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The revised rates are usually set at the issuer’s discretion in which case the investor normally enjoys the right to “put” the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Inverse Floaters. The Fund may invest in residual interests in a trust that holds municipal securities (“inverse floaters”). The interest rate payable on an inverse floater bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to a Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of an inverse floater held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Absent a shortfall and forebearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the inverse floater could be terminated and the Fund could incur a loss.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the overthe- counter market.

Illiquid Obligations. At times, a substantial portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Temporary Investments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). Securities may also be purchased and sold based on their relative value in the marketplace. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

      (1) Borrow money, except as permitted by the 1940 Act;

     (2) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above;

     (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

     (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio investment;

     (5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements, and (c) lending its portfolio securities;

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

     (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments;

      (8) Invest more than 25% of its total assets in issuers in any one industry.

      (9) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings.

For purposes of construing restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the Prospectus and this SAI, the Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. The Fund reserves the right to invest more than 25% of total assets in each of these sectors.

The Fund has adopted the following nonfundamental investment policy which may be changed by the Trustees without approval of the Fund's shareholders. As a matter of nonfundamental policy, the Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Upon Board of Trustee approval, the Fund may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by the 1940 Act and rules thereunder.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

Trustees and officers

The Trustees of the Fund are responsible for the overall management and supervision of the affairs of the Fund. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the

Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is 255 State Street Place, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.

[INDEPENDENT TRUSTEE INFORMATION IN REQUIRED TABULAR FORMAT TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES.]

Number of
Portfolios in
		Term of Office		Fund Complex
Name and	Position(s)	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Date of Birth	with the Fund	Service	During Past Five Years	Trustee(1)	Held

Interested Trustees
Jane A. Rudnick	Trustee	since 1/ /09	Vice President of Eaton Vance	1
12/20/56			since November 1, 2008 and
Assistant Vice President of
Eaton Vance Management since
November 1, 1995.

Frederick S. Marius	Trustee	Since 1/ /09	Secretary and Chief	1
10/31/63			Legal Officer of BMR,
Eaton Vance, EVD, EV and
EVC.

-----------------------------------------------------------------------------------

(1) INCLUDES BOTH MASTER AND FEEDER FUNDS IN MASTER-FEEDER STRUCTURE.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Term of Office
	Position(s)	and Length
Name and Date of Birth	with the Fund	of Service	Principal Occupations During Past Five Years

Investment advisory and other services

Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. They maintain a large staff of experienced fixed-income, senior loan and equity investment professionals to service the needs of their clients. The fixed-income group focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The senior loan group focuses on senior floating rate loans, unsecured loans and other floating rate debt securities such as notes, bonds and asset backed securities. The equity group covers stocks ranging from blue chip to emerging growth companies. Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts.

The Fund will be responsible for all of its costs and expenses not expressly stated to be payable by Eaton Vance under the Advisory Agreement or Administration Agreement. Such costs and expenses to be borne by the Fund include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records;

expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws; stock exchange listing fees and governmental fees; rating agency fees and preferred share remarketing expenses; expenses of reports to shareholders, proxy statements and other expenses of shareholders’ meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; expenses of conducting repurchase offers for the purpose of repurchasing Fund shares; and investment advisory and administration fees. The Fund will also bear expenses incurred in connection with any litigation in which the Fund is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

The Advisory Agreement with the Adviser continues in effect to October 17, 2009 and from year to year thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Fund or of the Adviser, such vote being cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund. The Fund’s Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Fund’s Trustees. Each agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Trustees of the Fund or Eaton Vance, as applicable, or by vote of the majority of the outstanding shares of the Fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund under such agreements on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund for any loss incurred, to the extent not covered by insurance.

Pursuant to an investment advisory agreement between the Adviser and the Fund, the Fund has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of 0.[ ]% of the average daily gross assets of the Fund. Gross assets of the Fund shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed.

Eaton Vance is a business trust organized under the laws of the Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. Eaton Vance and EV are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Faust, Jeffrey P. Beale, Cynthia J. Clemson, Alan R. Dynner, Michael R. Mach, Robert B. Macintosh, Thomas M. Metzold, Scott H. Page, Duncan W. Richardson, G. West Saltonstall, Judith A. Saryan, William M. Steul, Payson F. Swaffield, and Michael W. Weilheimer (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of and Eaton Vance and its affiliates who are also officers, or officers and Directors of EVC and EV. As indicated under “Trustees and Officers,” all of the officers of the Fund (as well as Mr. Marius and Ms. Rudnick who are also Trustees) hold positions in the Eaton Vance organization.

EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund, State Street Bank and Trust Company (“State Street”). It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Portfolio Managers. The portfolio manager of the Fund is [ ]. [ ] manages other investment companies and/or investment accounts in addition to the Fund. The following tables show, as of [ ], the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts. [TO BE ADDED BY AMENDMENT]

			Number of	Total assets
			accounts	of accounts
	Number		paying a	paying a
	of	Total assets of	performance	performance
	accounts	accounts*	fee	fee*
[ ]
Registered Investment Companies**
Other Pooled Investment Vehicles
Other Accounts
Andrew Sveen
Registered Investment Companies**
Other Pooled Investment Vehicles
Other Accounts

*	In millions of dollars.

**	For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

[None of the portfolio managers beneficially owned shares of the Fund as of the date of this SAI. As of December 31, 2008, [ ] beneficially owned over $[ ] of funds in the Eaton Vance Fund Complex.]

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts for which the Fund manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.

Compensation Structure of Eaton Vance. Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the Adviser’s employees. Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year-end of EVC.

Method to Determine Compensation. The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year-end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, emphasis is normally placed on three-year performance, with consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Code of Ethics

The Adviser and the Fund have adopted a Code of Ethics governing personal securities transactions. Under the Code of Ethics, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to certain pre-clearance and reporting requirements and other procedures.

The Code of Ethics can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http:/www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Investment Advisory Services

Under the general supervision of the Fund’s Board of Trustees, Eaton Vance will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Eaton Vance will furnish to the Fund investment advice and provide related office facilities and personnel for servicing the investments of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render investment services to the Fund, and will also compensate all other Eaton Vance personnel who provide research and investment services to the Fund.

Administrative Services

Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund’s Board of Trustees. Eaton Vance will furnish to the Fund all office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render executive and administrative services to the Fund, and will also compensate all other Eaton Vance personnel who perform management and administrative services for the Fund. Eaton Vance’s administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund’s custodian and transfer agent, providing assistance in connection with the Trustees and shareholders’ meetings, providing services in connection with quarterly repurchase offers and other administrative services necessary to conduct the Fund’s business.

Determination of net asset value

The net asset value of Fund is computed by State Street (as agent and custodian for Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees.

Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Portfolio trading

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance, the Fund’s investment adviser. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and 28 research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

To the extent the investment adviser uses research credits generated from the Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Fund by the amount of such research credits. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Municipal obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in oddlot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Taxes

The following discussion of federal income tax matters is based on the advice of [ ], counsel to the Fund.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

     (i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in “qualified publicly traded partnerships” (as defined in the Code).

     (ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more “qualified publicly traded partnerships” (as defined in the Code).

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

In order to avoid incurring a 4% federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, plus 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in The Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Under the “Jobs and Growth Tax Relief Reconciliation Act of 2003” (the “Tax Act”), certain income distributions paid by the Fund (whether paid in cash or reinvested in additional Fund Shares) to individual taxpayers are taxed at rates applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the Common Shareholder and the dividends are attributable to qualified dividend income received by the Fund itself. For this purpose, “qualified dividend income”means dividends received by the Fund from certain United States corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. In the case of securities lending transactions, payments in lieu of dividends do not constitute qualified dividend income. Any dividends received by the Fund from REITs are qualified dividend income eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends paid by RICs generally apply to taxable years beginning before January 1, 2011. Thereafter, the Fund’s dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional action is taken. There can be no assurance that a portion of the Fund’s income distributions will not be fully taxable as ordinary income.

Subject to certain exceptions, a “qualified foreign corporation” is any foreign corporation that is either (i) incorporated in a possession of the United States (the “possessions test”), or (ii) eligible for benefits of a comprehensive income tax treaty with the United States, which the Secretary of the Treasury determines is satisfactory for these purposes and which includes an exchange of information program (the “treaty test”). The Secretary of the Treasury has currently identified tax treaties between the United States and 55 other countries that satisfy the treaty test. Subject to the same exceptions, a foreign corporation that does not satisfy either the possessions test or the treaty test will still be considered a “qualified foreign corporation” with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. The Treasury Department has issued a notice stating that common or ordinary stock, or an American Depositary Receipt in respect of such stock, is considered readily tradable on an established securities market in the Unites States if it is listed on a national securities exchange that is registered under section 6 of the Securities Exchange Act of 1934, as amended, or on the Nasdaq Stock Market. A qualified foreign corporation does not include any foreign corporation which for the taxable year of the corporation in which the dividend is paid, or the preceding taxable year, is a foreign personal holding company, a foreign investment company or a passive foreign investment company.

A dividend (whether paid in cash or reinvested in additional Fund shares) will not be treated as qualified dividend income (whether received by the Fund or paid by the Fund to a shareholder) if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes exdividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

The Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund’s taking certain positions in connection with ownership of such distressed securities.

Any recognized gain or income attributable to market discount on long-term debt obligations (i.e., on obligations with a term of more than one year except to the extent of a portion of the discount attributable to original issue discount) purchased by the Fund is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, other derivative instruments (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities held by the Fund, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund may be required to limit its activities in options, futures contracts and other derivative instruments in order to enable it to maintain its RIC status.

The Fund believes that its investment strategies, including its investments in deposits of banks, bonds and other debt obligations in foreign denominated currencies and positions in foreign currencies, will generate qualifying income for RIC purposes under current federal income tax law. However, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of the Fund’s foreign currency gains as non-qualifying income, which may affect the Fund’s status as a RIC for all years to which such regulations are applicable.

Any loss realized by a shareholder upon the sale or exchange of Fund shares with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other substantially identical shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively “foreign taxes”) that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign issuers, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (the “IRS”) that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by such shareholder, a proportionate share of those taxes, (2) would be required to treat such share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as such shareholder’s own income from those sources, and (3) could either deduct the foreign taxes deemed paid in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign countries and persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the complicated foreign tax credit limitation, in which event such individual would be able to claim a foreign tax credit without needing to file the detailed Form 1116 that otherwise is required.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which it may have to distribute to satisfy the distribution requirement and avoid imposition of the excise tax — even if the QEF does not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

The Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains (reduced by any prior deductions) with respect to that stock included by the Fund for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the gross proceeds of sales of shares, at current rate of up to 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a Shareholder may be refunded or credited against such Shareholder’s U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year. If the Fund issues preferred shares, the Fund will designate dividends made to holders of shares and to holders of those preferred shares in accordance with each class’s proportionate share of each item of Fund income (such as net capital gains and other taxable income). A class’s proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class.

Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Fund, under current law the manner in which the Fund intends to allocate items of ordinary income and net capital gain among the Fund’s Common Shares and, when issued, its preferred shares class will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel’s opinion and attempt to reallocate the Fund’s net capital gain or other taxable income.

State and local taxes

Shareholders should consult their own tax advisers as the federal, state or local tax consequences of investing in the Fund.

Other information

The Fund is an organization of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust, together with the Fund’s By-laws, also provides for indemnification out of Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations. The Fund has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Fund is remote.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Fund’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that the Trustees of the Fund shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares. In conformity with the requirements of Section 16(c) of the 1940 Act the Fund will assist such shareholders by providing information as reasonably requested regarding other Fund shareholders.

The Fund’s Prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

_________________________, Boston, Massachusetts, are the independent accountants for the Trust, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholder of Eaton Vance National Municipal Trust:

     We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Trust (the "Fund") as of ____________, 2009 and the related statement of operations for the one day period ended  _________, 200___.

      These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements referred to above presents fairly, in all material respects, the financial position of Eaton Vance Municipal Income Trust as of
__________, 2009, and the results of its operations for the stated period, in conformity with generally accepted accounting principles.

Boston, Massachusetts ______________, 2009

EATON VANCE NATIONAL MUNICIPAL TRUST STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Cash                                                                                              $
Deferred initial offering expenses                                             $
Total assets                                                                                  $
                                                                                                        ------
LIABILITIES:
Initial offering expenses accrued                                               $
                                                                                                        ------
Total liabilities                                                                              $
                                                                                                        ------
Net assets applicable to ___________
common shares of beneficial interest
issued and outstanding                                                              $
                                                                                                        ======
NET ASSET VALUE AND OFFERING PRICE PER SHARE $15.00
======

NOTE TO FINANCIAL STATEMENT

     Eaton Vance Municipal Income Trust was formed under an Agreement and Declaration of Trust dated December ____, 2009 and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of _____ shares of its beneficial interest to Eaton Vance Management, the Fund's administrator. The initial offering expenses, including federal and state registration and qualification fees, will be deducted from net proceeds, and will not exceed $0.03 per share, as Eaton Vance Management or an affiliate will pay any such expenses in excess of $0.03 per share. The initial offering expenses reflected above assume the initial sale of ___________ shares.

EATON VANCE NATIONAL MUNICIPAL TRUST STATEMENT OF OPERATIONS FOR THE ONE DAY _____________, 2009

INCOME: $ EXPENSES: Organization expenses $ Total Expenses $ Preliminary reduction of expenses $ Net expenses $ Net investment loss $

NOTE OF FINANCIAL STATEMENT

APPENDIX A Description of securities ratings(†) Moody’s Investors Service, Inc.

Long-Term Debt Securities Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

____________

(†)	The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund’s fiscal year end.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt Securities Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s ratings group Investment grade

AAA:	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB— rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB—rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B— rating.

CC:	The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C:	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC— debt rating. The

C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter “L” indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper Commercial Paper Rating Definitions

A: S&P’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch ratings Investment grade bond ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA’. Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated ‘F-1+’.

l: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High yield bond ratings

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:	Bonds are in imminent default in payment of interest or principal.

DDD, DD and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. ‘DDD’ represents the highest potential for recovery on these bonds, and ‘D’ represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment grade short-term ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated ‘F-1+’.

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the ‘F-1+’ and ‘F-1’ categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

* * * * * *

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Fund is dependent on the Adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

APPENDIX B Eaton Vance Funds Proxy voting policy and procedures

I. OVERVIEW

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. DELEGATION OF PROXY VOTING RESPONSIBILITIES

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. DELEGATION OF PROXY VOTING DISCLOSURE RESPONSIBILITIES

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. CONFLICTS OF INTEREST

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or subcommittee of such Board, concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. REPORTS

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

Eaton Vance Management Boston Management and Research Proxy voting policies and procedures I. INTRODUCTION

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the longstanding fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. OVERVIEW

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of Guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	ROLES AND RESPONSIBILITIES

A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. PROXY VOTING GUIDELINES (“Guidelines”) A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies—Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/ Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within the Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or

(ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to the Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

➢	A copy of the Advisers’ proxy voting policies and procedures;
➢	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
➢	A record of each vote cast;
➢	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
➢	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. ASSESSMENT OF AGENT AND IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

➢	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

➢	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

➢	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

➢	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

➢	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or, the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

➢ The client, in the case of an individual or corporate client;

➢ In the case of a Fund its board of directors, or any committee or sub-committee identified by the board; or

➢ The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Eaton Vance National Municipal Trust

Statement of Additional Information
[ ], 2009
_______________

Investment Adviser and Administrator
Eaton Vance Management
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

PART C - OTHER INFORMATION

Item 25.	Financial Statements and Exhibits
(1) Financial Statements:
Included in Part A:
Not applicable
Included in Part B:
Report of Independent Registered Public Accounting Firm*
Statement of Assets and Liabilities*
Notes to Financial Statements*
________________ *To be added by amendment
(2) Exhibits
(a)	Agreement and Declaration of Trust dated January 26, 2009 filed herewith.
(b)	By-Laws filed herewith.
(c)	Not applicable.
(d)	Form of Specimen Certificate for Common Shares of Beneficial Interest to be filed by amendment.
(e)	Form of Dividend Reinvestment Plan to be filed by amendment.
(f)	Not applicable
(g)	Form of Investment Advisory Agreement dated __________, 2009, to be filed by amendment.
(h) (1)	Form of Underwriting Agreement to be filed by amendment.
(2)	Form of Master Agreement Among Underwriters to be filed by amendment.
(3)	Form of Master Selected Dealers Agreement to be filed by amendment.
(i)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the
Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the
Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).
(j) (1)	Master Custodian Agreement with State Street Bank and Trust Company dated __________, 2009 to be filed by amendment.
(2)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with State Street Bank and
Trust Company (formerly Investors Bank & Trust Company) filed as Exhibit (j)(2) to the Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-
123961, 811-21745) filed with the SEC on September 26, 2005 (Accession No. 0000950135-05-005528)
and incorporated herein by reference.
(3)	Delegation Agreement dated December 11, 2000 with State Street Bank and Trust Company (formerly
Investors Bank & Trust Company) filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2,
Amendment No. 5 (File Nos. 333-32268, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-
500126) and incorporated herein by reference.
(k) (1)	Transfer Agency and Services Agreement dated __________, 2009 to be filed by amendment.

1

(2)	Form of Administration Agreement dated __________, 2009 to be filed by amendment.
(3)	Organizational and Expense Reimbursement Agreement to be filed by amendment.
(4)	Form of Structuring Fee Agreement to be filed by amendment.
(l)	Opinion and Consent of Internal Counsel as to Registrant’s Common Shares to be filed by amendment.
(m)	Not applicable.
(n)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.
(o)	Not applicable.
(p)	Letter Agreement with Eaton Vance Management to be filed by amendment.
(q)	Not applicable.
(r)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series
Trust II (File Nos. 02-42722, 811-02258) filed with the SEC on October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.
(s)	Power of Attorney dated _____________, 2009 to be filed by amendment.

Item 26. Marketing Arrangements

See Form of Underwriting Agreement to be filed by amendment.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the approximate expenses incurred in connection with the offering:

Registration and filing fees	$
Financial Industrial Regulatory Authority fees	$
New York Stock Exchange fees	$
Costs of Printing and Engraving	$
Accounting fees and expenses	$
Legal fees and expenses	$
Total	$

Item 28. Persons Controlled by or under Common Control

     None.

Item 29. Number of Holders of Securities

(1)	(2)
Title of Class	Number of Record Holders
Shares of beneficial interest par value $0.01 per share	0
as of
January 26, 2009

Item 30. Indemnification

     The Registrant’s By-Laws filed herewith contain, and the form of Underwriting Agreement to be filed by amendment is expected to contain, provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances. Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the

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provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Investment Advisory and Other Services” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, NY 10038, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

Item 33. Management Services

     None.

Item 34. Undertakings

     1. The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2. Not applicable.

     3. Not applicable.

     4. Not applicable.

     5. The Registrant undertakes that:

     a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

     b. for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

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NOTICE

     A copy of the Agreement and Declaration of Trust of Eaton Vance National Municipal Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

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SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 26, 2009.

EATON VANCE NATIONAL MUNICIPAL TRUST By: /s/ Cynthia J. Clemson Cynthia J. Clemson, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 26, 2009.

Signature	Title

/s/ Cynthia J. Clemson	President and Principal Executive Officer
Cynthia J. Clemson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

/s/ Frederick S. Marius	Trustee
Frederick S. Marius

/s/ Jane A. Rudnick	Trustee
Jane A. Rudnick

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EXHIBIT INDEX

Exhibit No.	Description
(a)	Agreement and Declaration of Trust dated January 26, 2009
(b)	By-Laws

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